RESERVES - NARRATIVE (Details) - CNY (¥)	1 Months Ended				12 Months Ended
	Sep. 12, 2018	Jun. 04, 2018	Sep. 20, 2017	Jul. 18, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Aug. 24, 2018	May 15, 2018	Aug. 25, 2017	Jun. 28, 2017
Stated rate of net income transferred to statutory surplus reserve					10.00%
Appropriation					¥ 0	¥ 0
Amount of retained earnings available for distribution					¥ 143,148,000,000	177,049,000,000
Final dividend per share in respect of the year proposed					¥ 0.26
Final dividend per share in respect of the year approved									¥ 0.40		¥ 0.17
Final dividend in respect of the year proposed					¥ 31,479,000,000
Final dividend in respect of the year approved		¥ 48,428,000,000		¥ 20,582,000,000	48,428,000,000	20,582,000,000	¥ 7,264,000,000
Interim dividend per share for the year								¥ 0.16		¥ 0.10
Interim dividend	¥ 19,371,000,000		¥ 12,107,000,000		19,371,000,000	12,107,000,000	9,565,000,000
Statutory surplus reserve
Appropriation					¥ 3,996,000,000	¥ 3,042,000,000	¥ 0
Minimum
Stated rate of reserve to registered capital					25.00%
Maximum
Stated rate of reserve to registered capital					50.00%